SHARE CAPITAL (Share Capital) (Details) $ / shares in Units, $ in Thousands	1 Months Ended				39 Months Ended
	Feb. 28, 2010	Aug. 31, 2007 USD ($) $ / shares shares	Mar. 31, 2000 USD ($) shares	Dec. 31, 1999 USD ($) shares	Dec. 31, 2003 USD ($) shares	Apr. 30, 2005 USD ($)	Mar. 31, 2001 USD ($) shares
Stockholders' Equity Note [Abstract]
Stock issued during period, shares | shares		3,200,000	1,500,000	4,600,000
Net proceeds from initial public offering				$ 49,838
Proceeds from issuance of stock			$ 62,702
Stock repurchase program, number of shares authorized for repurchase | shares							1,000,000
Stock repurchase program, authorized amount						$ 10,000	$ 10,000
Number of shares repurchased | shares					898,500
Treasury stock acquired during the period, value					$ 9,885
Equity issuance, price per share | $ / shares		$ 6.00
Warrants issued, exercise Price | $ / shares		$ 8.00
Fair value of warrants		$ 1,081
Stock split ratio	0.1